Statements of Financial Position (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments
Fixed income securities, at fair value (amortized cost $284,928 and $309,324)	$ 290,882	$ 330,559
Short-term, at fair value (amortized cost $55,959 and $24,202)	55,959	24,203
Total investments	346,841	354,762
Cash	5,100	13,073
Receivable from affiliates, net	66
Other assets	83,669	87,044
Separate Accounts	1,700,566	1,625,669
Total assets	18,844,833	19,781,989
Liabilities
Contractholder funds	13,124,115	14,255,844
Reserve for life-contingent contract benefits	3,557,411	3,424,679
Unearned premiums	11,916	13,410
Deferred income taxes	2,564	7,990
Payable to affiliates, net		17,189
Current income taxes payable	3,906	4,158
Other liabilities and accrued expenses	100,660	86,532
Separate Accounts	1,700,566	1,625,669
Total liabilities	18,501,138	19,435,471
Commitments and Contingent Liabilities (Note 9)
Common stock, $100 par value, 30 thousand shares authorized, 25 thousand shares issued and outstanding	2,500	2,500
Additional capital paid-in	180,000	180,000
Retained income	157,325	150,215
Accumulated other comprehensive income:
Unrealized net capital gains and losses	3,870	13,803
Total accumulated other comprehensive income	3,870	13,803
Total shareholder's equity	343,695	346,518
Total liabilities and shareholder's equity	18,844,833	19,781,989
Allstate Life Insurance Company and affiliate
Investments
Reinsurance recoverable	14,518,174	15,553,945
Non-affiliates
Investments
Reinsurance recoverable	$ 2,190,417	$ 2,147,496